Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities

	December 31, 2013			December 31, 2012			December 31, 2011
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$10	$—	$10	$10	$—	$10
Other U.S. and non-U.S. government bonds	119	1	120	144	2	146	90	2	92

Corporate bonds
Corporate bonds	612	21	633	626	38	664	542	30	572
Asset-backed securities	72	—	72	96	—	96	112	(1)	111

Mortgage-backed debt securities
U.S. governmental agency	322	(1)	321	291	8	299	297	13	310
Residential	18	—	18	26	(1)	25	33	(3)	30
Commercial	87	6	93	117	10	127	142	3	145

Equity securities
Large capitalization value	173	81	254	147	38	185	127	21	148
Smaller company growth	25	24	49	22	12	34	22	7	29
Total	$1,438	$132	$1,570	$1,479	$107	$1,586	$1,375	$72	$1,447

Investments in an unrealized loss position that are not other-than-temporarily impaired

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2013
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$159	$2	$1	$—	$160	$2
Asset-backed securities	6	—	20	1	26	1

Mortgage-backed debt securities
U.S. governmental agency	140	4	65	2	205	6
Total	$305	$6	$86	$3	$391	$9

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2012
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$—	$—	$20	$3	$20	$3

Mortgage-backed debt securities
U.S. governmental agency	84	1	15	—	99	1
Residential	—	—	14	1	14	1

Equity securities
Large capitalization value	25	2	10	1	35	3
Total	$109	$3	$59	$5	$168	$8

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency	51	1	—	—	51	1
Residential	3	—	18	3	21	3
Commercial	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Cost basis and fair value of the available-for-sale debt securities by contractual maturity

	December 31, 2013
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$187	$188
Due after one year through five years	572	592
Due after five years through ten years	24	25
Due after ten years	30	30
U.S. governmental agency mortgage-backed securities	322	321
Residential mortgage-backed securities	18	18
Commercial mortgage-backed securities	87	93
Total debt securities – available-for-sale	$1,240	$1,267

Schedule of proceeds and gross gain and losses from the sale of available-for-sale securities

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2013	2012	2011
Proceeds from the sale of available-for-sale securities	$449	$306	$247
Gross gains from the sale of available-for-sale securities	$22	$6	$4
Gross losses from the sale of available-for-sale securities	$2	$—	$1